Shareholder Report, Holdings (Details)	Aug. 31, 2025
PGIM NATIONAL MUNI FUND - CLASS A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM NATIONAL MUNI FUND - CLASS A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
PGIM NATIONAL MUNI FUND - CLASS A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
PGIM NATIONAL MUNI FUND - CLASS A | A [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
PGIM NATIONAL MUNI FUND - CLASS A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
PGIM NATIONAL MUNI FUND - CLASS A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
PGIM NATIONAL MUNI FUND - CLASS A | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM NATIONAL MUNI FUND - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
PGIM NATIONAL MUNI FUND - CLASS A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
PGIM NATIONAL MUNI FUND - CLASS C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM NATIONAL MUNI FUND - CLASS C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
PGIM NATIONAL MUNI FUND - CLASS C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
PGIM NATIONAL MUNI FUND - CLASS C | A [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
PGIM NATIONAL MUNI FUND - CLASS C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
PGIM NATIONAL MUNI FUND - CLASS C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
PGIM NATIONAL MUNI FUND - CLASS C | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM NATIONAL MUNI FUND - CLASS C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
PGIM NATIONAL MUNI FUND - CLASS C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
PGIM NATIONAL MUNI FUND - CLASS Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM NATIONAL MUNI FUND - CLASS Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
PGIM NATIONAL MUNI FUND - CLASS Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
PGIM NATIONAL MUNI FUND - CLASS Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
PGIM NATIONAL MUNI FUND - CLASS Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
PGIM NATIONAL MUNI FUND - CLASS Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
PGIM NATIONAL MUNI FUND - CLASS Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM NATIONAL MUNI FUND - CLASS Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
PGIM NATIONAL MUNI FUND - CLASS Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
PGIM NATIONAL MUNI FUND - CLASS R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM NATIONAL MUNI FUND - CLASS R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
PGIM NATIONAL MUNI FUND - CLASS R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
PGIM NATIONAL MUNI FUND - CLASS R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
PGIM NATIONAL MUNI FUND - CLASS R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
PGIM NATIONAL MUNI FUND - CLASS R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
PGIM NATIONAL MUNI FUND - CLASS R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM NATIONAL MUNI FUND - CLASS R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
PGIM NATIONAL MUNI FUND - CLASS R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%